Leases (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 OptionPlan
Leases (Textual) [Abstract]
Percentage of ownership interest	50.00%
Term of the lease	20 years
Number of Company's option	2
Additional terms of options in years	5 years
Company's current rental payment	$ 141